Revenue and Related Matters - Narrative (Details) shares in Millions			3 Months Ended						12 Months Ended
	Sep. 21, 2022 USD ($)	Mar. 24, 2022 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Disaggregation of Revenue
Total			$ 30,333,000		$ 32,066,000				$ 137,421,000	$ 122,368,000	$ 105,522,000
Consideration on collaboration activities							$ 1,000,000
Research and development			10,036,000		6,742,000				31,082,000	26,064,000	26,809,000
Deferred revenue			299,000		472,000				(794,000)	635,000	2,599,000
Commitments and contingencies (Note 13)
Contract assets			0						0	0
Deferred revenue									7,900,000	7,700,000
Amount of transaction price allocated to performance obligations			10,200,000						9,900,000
Impairment loss			$ 0		0				$ 0	0	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue
Performance obligation satisfaction period									12 months
Amount of transaction price allocated to performance obligations									$ 8,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Disaggregation of Revenue
Performance obligation satisfaction period			12 months
Amount of transaction price allocated to performance obligations			$ 9,100,000
UltraDx
Disaggregation of Revenue
Total									1,100,000	1,800,000	1,900,000
UltraDx | Variable interest entities
Disaggregation of Revenue
Number of contingent consideration collaboration | shares						1.0
One customer | Customer Concentration Risk | Revenue Benchmark
Disaggregation of Revenue
Total										$ 14,000,000	$ 13,700,000
Number of customers with high percent of total revenue | customer										1	1
Concentration Risk, Percentage										10.00%	10.00%
One customer | Customer Concentration Risk | Accounts Receivable
Disaggregation of Revenue
Total										$ 3,600,000
Number of customers with high percent of total revenue | customer										1
Concentration Risk, Percentage										10.00%
Collaboration and license revenue
Disaggregation of Revenue
Total			771,000		155,000				4,452,000	$ 1,380,000	$ 649,000
Grant revenue
Disaggregation of Revenue
Total			60,000		$ 274,000				1,985,000	1,229,000	570,000
Undelivered licenses of intellectual property
Disaggregation of Revenue
Amount of transaction price allocated to performance obligations			10,200,000						9,900,000
Collaboration agreement | Eli Lilly
Disaggregation of Revenue
Total									4,500,000	6,000,000	10,900,000
Statement of works agreement | Eli Lilly
Disaggregation of Revenue
Collaborative arrangement payment received per quarter				$ 1,500,000				$ 1,500,000
ADDF
Disaggregation of Revenue
Total									500,000		600,000
Contract value		$ 2,300,000							2,300,000
Research and development										500,000	600,000
ADDF | Grant revenue
Disaggregation of Revenue
Total									1,100,000
Research and development										1,100,000
Deferred revenue									0
National Institutes of Health
Disaggregation of Revenue
Total									800,000
Contract value	$ 1,700,000
Grants received			$ 1,500,000						1,100,000
Research and development									600,000
National Institutes of Health | Grant revenue
Disaggregation of Revenue
Total									$ 800,000	$ 700,000	$ 0
Minimum
Disaggregation of Revenue
Period of payment									30 days
Maximum
Disaggregation of Revenue
Period of payment									45 days